ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 1,078	$ 1,285
Unrealized loss on investment securities available for sale	(1,949)	(91)	286
Tax benefit	763	31	(104)
Other comprehensive loss before reclassification	(1,186)	(60)	182
Amounts reclassified from accumulated comprehensive income:
Realized loss on investment securities included in net income	0	223	113
Tax effect	0	(76)	(38)
Total reclassifications net of tax	0	(147)	(75)
Net current period other comprehensive income (loss)	(1,186)	(207)	107
Ending balance	$ (108)	$ 1,078	$ 1,285